Notes on the Consolidated Balance Sheet (Detail Textuals) - EUR (€) € / shares in Units, € in Thousands			1 Months Ended		12 Months Ended
	Mar. 15, 2018	Jan. 01, 2018	Jun. 29, 2018	Mar. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash and cash equivalents					€ 11,095	€ 8,214	€ 8,064	€ 2,987
Payables on social security and taxes other than income tax					€ 68
Useful lives of intangible assets					1 to 4 years
Intangible assets					€ 33,015	35,136	9,634
Goodwill					€ 20,804	23,184
Period over which management has projected cash flows					next five years
Equity					€ 19,409	19,477	(24,723)	(26,405)
Number of shares outstanding					1,299,000
Subscribed capital					€ 1,317	1,317
Issue of equity					488	29,499
Minimum liquidity threshold					5,000
Amortizes Term Loan			€ 938
Reclassifications					(557)	(27)
Other provisions					321	1,176	823
Increase (decrease) through cumulative catch-up adjustments to revenue, contract liabilities					(3,768)
Revenue that was included in contract liability balance at beginning of period					€ 20,330
EBITDA, increase (decrease), percentage					(5.00%)
TV growth rate, increase (decrease), percentage					0.50%
Samadhi SAS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections					(10.00%)
Weighted average cost of capital					10.00%
Affinitas Gmbh [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) in other financial liabilities due to preferred shares						26,280
Spark Networks Inc
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through transactions with owners, equity						€ 120
Shares Exchange In Acquisition Ratio						€ 0.1
Percentage of voting equity interests acquired						100.00%
Cash generating units, Christian Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections					3.00%
Weighted average cost of capital					9.40%
Cash generating units, Jdate USA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections					2.00%
Weighted average cost of capital					9.40%
Cash generating units, Jdate Israel
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections					1.50%
Weighted average cost of capital					10.60%
Cash generating units, JSwipe
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections					1.50%
Weighted average cost of capital					9.40%
Cash generating units, Other Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections					0.50%
Weighted average cost of capital					9.40%
Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets					20 years or indefinite
Remaining useful lives of intangible assets					P10Y
Intangible assets					€ 4,894	€ 4,917	2,605
Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets					2 to 5 years
Intangible assets					€ 209	128	37
Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					2,221	3,503	1,007
Software | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					€ 23	0	0
Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of intangible assets					P1Y6M
Intangible assets					€ 1,173	2,314	2,661
Intangible assets under development [member] | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					3,691	1,090	0
Goodwill [member] | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					20,804	23,184	3,324
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					42,676	38,926	10,722
Acquired					0	26,697
Additions					313	1,755
Gross carrying amount [member] | Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					5,210	5,093	2,642
Acquired					0	2,525
Gross carrying amount [member] | Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					347	232	122
Acquired					0	0
Gross carrying amount [member] | Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					3,422	3,869	1,186
Acquired					0	1,984
Gross carrying amount [member] | Software | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					24	0	0
Acquired					0	0
Gross carrying amount [member] | Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					5,854	5,458	3,448
Acquired					0	1,735
Gross carrying amount [member] | Intangible assets under development [member] | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					3,691	1,090	0
Acquired					0	0
Gross carrying amount [member] | Goodwill [member] | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					24,128	23,184	3,324
Acquired					0	20,453
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					9,661	3,790	1,088
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill					3,324	0
Additions					385	203
Accumulated depreciation, amortisation and impairment [member] | Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					316	176	37
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill					0	0
Accumulated depreciation, amortisation and impairment [member] | Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					138	104	85
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill					0	0
Accumulated depreciation, amortisation and impairment [member] | Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					1,201	366	179
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill					0	0
Accumulated depreciation, amortisation and impairment [member] | Software | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					1	0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill					0	0
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					4,681	3,144	787
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill					0	0
Accumulated depreciation, amortisation and impairment [member] | Intangible assets under development [member] | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					0	0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill					0	0
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member] | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets					3,324	0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill					3,324	0
Other reserves [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity					49,383	48,901
Issue of equity					482	29,152
Issued capital [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity					1,317	1,317	25	€ 25
Subscribed capital						1,317	25
Increase Of Issued Capital						825
Issue of equity						347
Capital reserve [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase Of Issued Capital						25,455
Capital reserve [member] | Affinitas Gmbh [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash transferred						5,730
Issue of equity						29,152
Treasury shares [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity					(18)	€ (24)
Issue of equity					€ 6
Number of shares issued					18,070	23,667
Current [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, fixed charge coverage ratio					1,250.00
Debt instrument, covenant, leverage ratio					2,500.00
First Quarter Of 2019 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, fixed charge coverage ratio					1,100.00
Twelve-month Periods Ending June 30, 2019, September 30, 2019, December 31, 2019, and March 31, 2020 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, leverage ratio					2,250.00
Twelve-Month Periods Ending June 30, 2020 And Thereafter [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, leverage ratio					2,000.00
Spark Networks Services Gmbh [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Notional amount	€ 5,850
Termination Loans Fee	307
Interest costs incurred	€ 40
Type A Loans [Member] | Spark Networks Services Gmbh [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate	8.00%
Notional amount	€ 1,850
Percentage of repaid principal amount	2.00%
Type B Loans [Member] | Spark Networks Services Gmbh [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate	9.00%
Notional amount	€ 4,000
Percentage of repaid principal amount	6.75%
Lines Of Credit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Line of credit facility additional maximum amount of borrowing capacity				€ 35,000
Term Loan [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Line of credit facility outstanding, amount					€ 12,098
Revolving Credit Facilities [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Line of credit facility, remaining borrowing capacity					10,000
Spark Networks And Silicon Valley Bank Senior Facilities Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Commitment fee				0.60%
Facility fee payable					€ 150
Spark Networks And Silicon Valley Bank Senior Facilities Agreement [Member] | Lines Of Credit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility				€ 25,000
Spark Networks And Silicon Valley Bank Senior Facilities Agreement [Member] | Term Loan [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility				15,000
Applicable margin					2.50%
Facility fee payable					€ 90
Spark Networks And Silicon Valley Bank Senior Facilities Agreement [Member] | Revolving Credit Facilities [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility				€ 10,000
Facility fee payable					€ 60
Bottom of range [member] | Lines Of Credit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate					2.50%
Top of range [member] | Lines Of Credit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate					3.00%
Provisions for refunds
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassifications		€ (120)				€ 0
Other provisions					€ 0	120	128
Other provisions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassifications					(437)	(27)
Other provisions					321	€ 1,026	€ 53
Provision for state sales tax | UNITED STATES
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other provisions					€ 208